OTHER LIABILITIES - Classification (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of accounts payable and other liabilities [abstract]
Liabilities to be canceled within twelve months	$ 8,043,321	$ 7,705,817
Liabilities to be canceled after twelve months	2,098,481	3,839,939
Total other liabilities	$ 10,141,802	$ 11,545,756